Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2018
Buildings [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	46
Machinery and Equipment
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	19
Vehicles [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	11
Computers [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	8
Furniture [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	11